Result on disposal of group companies (Tables)	12 Months Ended
Dec. 31, 2018
Gains (losses) on disposals of non-current assets [abstract]
Summary of Result on Disposal of Group Companies
25 Result on disposal of group companies

Result on disposal of group companies
	2018	2017	2016
Baring Private Equity Partners		1	1
ING Lease Italy	–123
	–123	1	1